LEASES - Schedule Of Components Of Lease Cost (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lease, Cost [Abstract]
Amortization of land use rights	$ 22,659
Operating lease cost	39,681
Short-term lease cost	1,569
Variable lease cost	9,595
Finance Lease, Cost [Abstract]
Amortization of right-of-use assets	12,326
Interest cost	39,696
Total lease cost	$ 125,526